Pension commitments, Retirement Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Defined benefit pension arrangements [Abstract]
Current service charge	$ 9.0	$ 0.5	$ 12.6
Past service credit	0.0	0.0	(5.5)
Charge to operating profit	9.0	0.5	7.1
Current service charge - discontinued operations	0.1	0.1	0.3
Interest on pension scheme liabilities	4.2	0.7	5.2
Interest on pension scheme assets	(1.8)	(0.1)	(2.4)
Charge to finance costs	2.4	0.6	2.8
Total continuing charge to profit for the period	11.5	1.2	10.2
Movements in equity [Abstract]
Actuarial return on assets excluding amounts included in interest income	5.9	0.0	0.6
Re-measurements - actuarial gains/(losses) [Abstract]
Demographic	(1.6)	0.0	0.3
Financial	(38.8)	2.8	(11.1)
Experience	8.4	0.6	1.9
Re-measurements actuarial gains/(losses)	(32.0)	3.4	(8.9)
Reclassification from defined contribution scheme to defined benefit scheme	0.0	(3.0)	(2.1)
Movement in the period	(26.1)	0.4	(10.4)
Continuing operations	(26.2)	(0.2)	(8.9)
Discontinued operation	0.1	0.6	(1.5)
Movements in equity	$ (26.1)	$ 0.4	$ (10.4)